CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2012 USD ($)	Jun. 30, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS
CONSOLIDATED BALANCE SHEETS [Abstract]
Trade receivables, allowance for doubtful accounts	$ 15		$ 15
Ordinary shares, par value per share		0.4		0.4
Ordinary shares, shares authorized	32,500,000	32,500,000	32,500,000	32,500,000
Ordinary shares, shares outstanding	10,573,464	10,573,464	9,987,777	9,987,777
Ordinary shares, shares issued	10,573,464	10,573,464	9,987,777	9,987,777